Accounting Policies and Basis for Preparation - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2024
Disclosure of changes in accounting estimates [line items]
Reference exchange rate, U.S. Dollars	1,459.4167	1,032.5
Recognized impairment on value of real estate	$ 810,569
Impairment loss on real estate	$ 7,009,944
Legal reserve as percentage of net income	5.00%
Percentage of legal reserves equal to capital stock	20.00%
Net income percentage appropriated to legal reserve	20.00%
Bottom of range
Disclosure of changes in accounting estimates [line items]
Lease term (in years)	1 year
Bottom of range | Liability Insurance Contract
Disclosure of changes in accounting estimates [line items]
Risk adjustment confidence level	65.00%
Top of range
Disclosure of changes in accounting estimates [line items]
Lease term (in years)	20 years
Top of range | Liability Insurance Contract
Disclosure of changes in accounting estimates [line items]
Risk adjustment confidence level	67.00%
Galicia Holdings US Inc.
Disclosure of changes in accounting estimates [line items]
Risk adjustment confidence level	75.00%